UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21289

BIRMIWAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

5270 Highland Drive

Bellevue, WA                              98006

(Address of principal executive offices)                    (Zip code)

Kailash Birmiwal

Birmiwal Investment Trust

5270 Highland Drive

Bellevue, WA 98006

(Name and address of agent for service)

Registrant’s telephone number, including area code: (425) 957-9426

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Birmiwal Oasis Fund

	Schedule of Investments
	December 31, 2006 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Abrasive, Asbestos & Misc Nonmetallic Mineral Prods
10,000	Imperial Industries Inc. *	$ 81,200	0.40%

Agricultural Chemicals
175,000	Bodisen Biotech Inc. *	892,500	4.41%

Agricultural Services
20,000	GoFish Corp. *	78,400	0.39%

Air Transportation, Nonscheduled
2,000	Air Methods Corp. *	55,840	0.28%

Air Transportation, Scheduled
2,000	Allegiant Travel Company *	56,120	0.28%

Bituminous Coal & Lignite Surface Mining
2,000	Fording Canadian Coal Trust	41,500	0.20%

Investment Advice
5,000	Highbury Financial Inc. *	29,150	0.14%

Cement, Hydraulic
1,000	Eagle Materials Inc.	43,230	0.21%

Coating, Engraving & Allied Services
20,000	North American Galvanizing & Coatings Inc. *	105,000	0.52%

Communications Services, NEC
10,000	RRSat Global Communications Network Ltd. *	129,900
40,000	Web2 Corp. *	81,200
		211,100	1.04%

Computer Communications Equipment
10,000	Brocade Communications Systems Inc. *	82,100	0.41%

Computer Peripheral Equipment, NEC
10,000	Mobility Electronics Inc. *	33,500	0.17%

Crude Petroleum & Natural Gas
71,957	Syntroleum Corp. *	248,971	1.23%

Dental Equipment & Supplies
5,000	Biolase Technology Inc. *	43,750	0.22%

Drilling Oil & Gas Wells
3,000	Union Drilling, Inc. *	42,240	0.21%

Electromedical & Electrotherapeutic Apparatus
2,000	Candela Corp. *	24,740	0.12%

Electronic Components
20,000	Integral Technologies Inc. *	75,200	0.37%

Engines & Turbines
36,700	China Yuchai International Ltd.	252,863	1.25%

Fabricated Rubber Products, NEC
13,700	CTI Industries Corp. *	66,582	0.33%

Fire, Marine & Casualty Insurance
8,000	Specialty Underwriters Alliance Inc. *	67,200	0.33%

Footwear, (No Rubber)
18,000	Heelys, Inc. *	577,980
2,700	Rocky Brands, Inc. *	43,524
		621,504	3.07%

Gold and Silver Ores
60,000	Taseko Mines Ltd. *	155,400	0.77%

Instruments for Measuring & Tesing of Electricity & Electric Signals
70,000	Credence Systems Corp. *	364,000
2,000	Eagle Test Systems Inc. *	29,160
		393,160	1.94%

Insurance Agents, Brokers & Service
15,000	BioScrip Inc. *	51,900	0.26%

Iron & Steel Foundries
7,500	Grupo Simec SA de CV * **	107,775	0.53%

Metal Mining
149,000	Northern Orion Resources Inc. *	545,340	2.69%

Mining Machinery & Equipment (No Oil & Gas Field Mach & Equip)
3,000	Joy Global, Inc.	145,020	0.72%

Motor Vehicles Parts & Accessories
10,000	Hayes Lemmerz International Inc. *	39,100	0.19%

Oil & Gas Field Exploration Services
15,000	OMNI Energy Services Corp. *	146,850	0.72%

Oil & Gas Field Services
5,000	Allis-Chalmers Energy Inc. *	115,200	0.57%

Operative Builders
2,000	DR Horton Inc.	52,980	0.26%

Pharmaceutical Preparations
30,000	Dr. Reddy's Laboratories Ltd. **	546,000
3,000	Targacept, Inc. *	27,150
10,000	Threshold Pharmaceuticals Inc. *	37,000
2,000	Vanda Pharmaceuticals, Inc. *	49,300
		659,450	3.26%

Pottery & Related Products
5,000	Lenox Group Inc. *	32,000	0.16%

Printed Circuit Boards
2,000	Plexus Corp. *	47,760	0.24%

Printing Trades Machinery & Equipment
20,000	Presstek Inc. *	127,200	0.63%

Radio & Tv Broadcasting & Communications Equipment
25,000	Ceragon Networks Ltd. *	136,750
39,000	EFJ Inc. *	263,250
5,000	Radyne Corp. *	53,700
		453,700	2.24%

Retail - Catalog & Mail-Order Houses
5,000	Systemax Inc. *	87,250	0.43%

Retail - Department Stores
1,000	Dillard's Inc.	34,970	0.17%

Retail - Eating Places
3,000	Burger King Corporation	63,300
2,000	Tim Hortons Inc.	57,920
		121,220	0.60%

Security & Commodity Brokers, Dealers, Exchanges & Services
500	NYMEX Holdings Inc. *	62,005	0.31%

Security Brokers, Dealers & Flotation Companies
2,000	Penson Worldwide Inc. *	54,820	0.27%

Semiconductors & Related Devices
13,000	Actions Semiconductor Co., Ltd. * **	107,900
20,000	Advanced Analogic Technologies, Inc. *	107,800
70,000	Avanex Corp. *	132,300
4,000	Canadian Solar Inc. *	41,920
180,000	ChipMOS TECHNOLOGIES (Bermuda) LTD. *	1,222,200
2,000	IPG Photonics Corporation *	48,000
5,000	JDS Uniphase Corp.	83,300
48,400	Leadis Technology Inc. *	226,996
5,000	LSI Logic Corp. *	45,000
8,300	Netlist Inc. *	80,676
19,000	OmniVision Technologies Inc. *	259,350
20,000	Sigmatel Inc. *	87,600
10,000	Verigy Ltd. * **	177,500
		2,620,542	12.94%

Services - Business Services
5,000	AsiaInfo Holdings Inc. *	38,400
5,000	China Techfaith Wireless Communication Technology Ltd. * **	53,900
20,000	Escala Group Inc. *	153,800
1,000	Exlservice Holdings, Inc. *	21,040
2,000	The9 Ltd. * **	64,440
200,567	Webzen Inc. * **	778,200
2,000	Western Union Co.	44,840
		1,154,620	5.70%

Services - Computer Integrated Systems Design
18,332	Interactive Systems Worldwide Inc. *	41,247
2,000	Travelzoo Inc. *	59,900
		101,147	0.50%

Services - Computer Processing & Data Preparation
72,378	Linktone Ltd. * **	375,642	1.85%

Services - Computer Programming
16,000	Bitstream Inc. *	139,200
35,000	Gravity Co., Ltd * **	204,750
399,127	Optionable Inc. *	1,065,669
9,100	Patni Computer Systems Ltd. * **	185,458
		1,595,077	7.87%

Services - Computer Programming, Data Processing, Etc.
12,000	Edgewater Technology Inc. *	73,320
4,000	TOM Online Inc. * **	61,920
		135,240	0.67%

Services - Educational Services
1,000	Apollo Group Inc. *	38,970
5,000	Career Education Corp. *	123,900
		162,870	0.80%

Services - Engineering Services
5,000	Willdan Group, Inc. *	50,000	0.25%

Services - Equipment Rental & Leasing, NEC
10,000	Mitcham Industries Inc. *	119,500	0.59%

Services - Hospitals
3,600	Rehabcare Group Inc. *	53,460	0.26%

Services - Management Services
43,300	Home Solutions of America Inc. *	253,738	1.25%

Services - Photofinishing Laboratories
4,000	Shutterfly, Inc. *	57,600	0.28%

Services - Prepackaged Software
2,000	CommVault Systems, Inc. *	40,020
7,000	Corel Corporation	94,570
4,000	Double-Take Software *	64,400
1,000	Microsoft Corp.	29,860
5,000	Tibco Software Inc. *	47,200
6,000	VISICU, Inc. *	67,200
		343,250	1.69%

Services - Testing Laboratories
8,000	eResearchTechnology Inc. *	53,840	0.27%

Special Industry Machinery, NEC
5,000	BTU International Inc. *	49,000
21,500	CVD Equipment Corp. *	122,550
6,000	Trio-Tech International	67,500
		239,050	1.18%

State Commercial Banks
2,000	Fremont General Corporation	32,420	0.16%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
6,000	Mechel Open Joint Stock Company **	152,880
6,000	Ternium S.A. * **	177,420
		330,300	1.63%

Surety Insurance
7,000	ACA Capital Holdings, Inc. *	108,220	0.53%

Surgical & Medical Instruments & Apparatus
5,000	Boston Scientific Corp. *	85,900
2,000	NeuroMetrix Inc. *	29,820
		115,720	0.57%

Telephone Communications (No Radiotelephone)
2,000	Videsh Sanchar Nigam Ltd. **	38,400	0.19%

Wholesale - Computers & Peripheral Equipment & Software
75,000	En Pointe Technologies Inc. *	342,750	1.69%

Wholesale - Drugs, Proprietaries & Druggists' Sundries
30,000	Allion Healthcare, Inc. *	214,800	1.06%

Wholesale - Electrical Appliances, Tv & Radio Sets
177,600	HandHeld Entertainment, Inc. *	275,280	1.36%

Wholesale - Electronic Parts & Equipment, NEC
11,000	Brightpoint Inc. *	147,950	0.72%

Wholesale - Metals Service Centers & of fices
4,000	Olympic Steel Inc.	88,920	0.44%

Total for Common Stock (Cost $15,243,984)		15,596,126	76.99%

EXCHANGE TRADED FUNDS
6,000	PT UTLRSHRT QQQ PS * (Cost - $369,272)	326,700	1.61%

WARRANTS
25,000	Chiquita Brands International Inc.	61,250
30,000	Great Lakes Dredge & Dock Co.	45,000
4,000	Highbury Financial Inc. UNITS *	36,200
Total for Warrants (Cost $110,359)		142,450	0.70%

CALL OPTIONS
Exchange Traded Funds	Shares Subject
Expiration Date/Exercise Price	to Put

ChipMOS TECHNOLOGIES (Bermuda) LTD.	80,000	36,000
March 2007 Calls @ 7.50

Dr. Reddy's Laboratories Ltd.	4,000	13,600
March 2007 Calls @ 15.00
Total (Premiums Paid - $35,031)		49,600	0.25%
Cash and Equivalents
3,926,141	First American Government Obligation Fund Cl A 4.59% ***	3,926,141	19.38%
	(Cost $3,926,141)

	Total Investments Securities	20,041,017	98.93%
	(Cost $19,684,787)

	Liabilities In Excess of Other Assets	216,061	1.07%

	Net Assets	$ 20,257,078	100.00%

* Non-Income Producing Securities
** ADR - American Depository Receipt
*** Variable Rate Security; The Coupon Rate shown represents the rate at December 31, 2006

NOTES TO FINANCIAL STATEMENTS

BIRMIWAL OASIS FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, the cost of total investment securities owned at December 31, 2006 was $19,684,787. At December 31, 2006, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value), was as follows:

Appreciation

(Depreciation)

Net Appreciation (Depreciation)

 $1,400,251

 ($1,044,021)

     $356,230

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIRMIWAL INVESTMENT TRUST

By : /s/ Kailash Birmiwal

      Kailash Birmiwal

      President

Date:           2-23-07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Kailash Birmiwal

      Kailash Birmiwal

      President

Date:           2-23-07

By : /s/ Kailash Birmiwal

       Kailash Birmiwal

      Chief Financial Officer

Date:           2-23-07